Employees' Leaving Entitlement - Summary of Quantitative Sensitivity Analysis for Significant Assumptions (Detail) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Actuarial assumption of turnover rate [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Quantitative sensitivity analysis, increase	€ (70)	€ (118)
Quantitative sensitivity analysis, decrease	76	130
Actuarial assumption of expected rates of inflation [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Quantitative sensitivity analysis, increase	175	232
Quantitative sensitivity analysis, decrease	(172)	(227)
Actuarial assumption of discount rates [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Quantitative sensitivity analysis, increase	(268)	(362)
Quantitative sensitivity analysis, decrease	€ 276	€ 375